Average Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund
	Apr. 01, 2025
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(3.02%)
Since Inception	1.31%	[1]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.69%)
Since Inception	2.08%	[2]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.37%
Since Inception	3.13%	[3]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	1.43%
Since Inception	3.19%	[4]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(3.02%)
Since Inception	1.31%	[5]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.02%)
Since Inception	1.31%	[5]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.70%)
Since Inception	1.60%	[5]
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	2.26%
IXWQ5
Average Annual Return:
Past 1 year	0.71%
Since Inception	2.37%

[1]	B From April 13, 2022 .
[2]	C From April 13, 2022 .
[3]	D From April 13, 2022 .
[4]	E From April 13, 2022 .
[5]	A From April 13, 2022 .